Note 20 - Provisions - Reconciliation of Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Employee entitlements [member]
Statement Line Items [Line Items]
Balance	$ 1,762	$ 1,576
Acquired through business Combinations		186	1,576
Foreign exchange	(140)
Additional provisions	510
Reverse unused provisions	(26)
Provisions utilized	(420)
Balance	1,686	1,762	1,576
Employee termination [member]
Statement Line Items [Line Items]
Balance	616
Acquired through business Combinations		616
Foreign exchange
Additional provisions	243
Reverse unused provisions	(87)
Provisions utilized	(614)
Balance	158	616
Contractor termination [member]
Statement Line Items [Line Items]
Balance	380
Acquired through business Combinations		380
Foreign exchange
Additional provisions	1,804
Reverse unused provisions
Provisions utilized	(96)
Balance	2,088	380
Onerous contracts provision [member]
Statement Line Items [Line Items]
Balance	2,758	1,576
Acquired through business Combinations		1,182	1,576
Foreign exchange	(140)
Additional provisions	2,557
Reverse unused provisions	(113)
Provisions utilized	(1,130)
Balance	$ 3,932	$ 2,758	$ 1,576